Annual Fund Operating Expenses - BOYAR VALUE FUND INC	Apr. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
BOYAR VALUE FUND INC Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.04%	[1]
Expenses (as a percentage of Assets)	1.79%
Fee Waiver or Reimbursement	(0.04%)	[2]
Net Expenses (as a percentage of Assets)	1.75%	[2]
BOYAR VALUE FUND INC Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.04%	[1]
Expenses (as a percentage of Assets)	1.54%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	1.54%	[2]

[1]	“Other Expenses” for the Class I shares are based on estimated amounts for the current fiscal year.
[2]	Boyar Asset Management, Inc. (the “Adviser”) and Northern Lights Distributors, LLC (the “Distributor”) have agreed to waive a portion of their advisory and distribution fees, and reimburse certain expenses of the Fund (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business), to the extent necessary to limit the Fund’s total annual operating expenses (other than those attributable to Underlying or Acquired Fund Fees and Expenses) to 1.75% of the average daily net assets for each of Class A and Class I shares (the “expense limitation”). The Adviser and the Distributor may subsequently recover reimbursed expenses and/or waived fees (within 2 years after the fiscal year end in which the waiver/reimbursement occurred) from the Fund to the extent that the Fund’s expense ratio is less than the expense limitation. The Adviser and the Distributor have agreed to maintain this expense limitation through at least May 1, 2027.